AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.   2450 South Shore Boulevard, League
                                                                  City, TX 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                                 Jack T. Currie
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Donald P. Stevens
                            Steven H. Stubbs, C.F.A.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                          Philadelphia, PA 19103-2108

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

COMMON STOCK                           SHARES       VALUE
AEROSPACE/DEFENSE--0.78%
Boeing Company                           3,600   $   139,608

AUTO & TRUCK MANUFACTURERS--1.28%
Ford Motor Company                       5,322        83,662
General Motors Corporation               3,000       145,800
                                                 -----------
                                                     229,462
BANKS--3.76%
Bank of America Corporation              2,800       176,260
PNC Financial Services Group             2,400       134,880
U.S. Bancorp                             8,678       181,631
Wells Fargo Company                      4,100       178,145
                                                 -----------
                                                     670,916
BEVERAGES--3.31%
Anheuser-Busch Companies,
 Incorporated                            4,100       185,361
Coca-Cola Company                        5,300       249,895
PepsiCo, Incorporated                    3,200       155,808
                                                 -----------
                                                     591,064
BIO/SPECIALTY PHARMACEUTICALS--2.56%
Amgen Incorporated *                     2,400       135,456
Enzon, Incorporated *                    3,500       196,980
Genentech, Incorporated *                2,300       124,775
                                                 -----------
                                                     457,211
COAL, GAS & PIPE--0.07%
Fording Incorporated                       664        11,866

COMMUNICATION EQUIPMENT--2.76%
Brocade Communications Systems,
 Incorporated *                         10,100       334,512
CIENA Corporation *                     11,000       157,410
                                                 -----------
                                                     491,922
COMPUTER-INTERNET--1.81%
Cisco Systems, Incorporated *           17,800       322,358
COMPUTER RELATED--3.05%
EMC Corporation *                       11,000       147,840
Juniper Networks, Incorporated *        10,100       191,395
Sun Microsystems, Incorporated *        16,700       206,078
                                                 -----------
                                                     545,313
COMPUTER SOFTWARE/SERVICES--9.60%
Emulex Corporation *                    11,900       470,169
Exodus Communications, Incorporated
 *                                      21,400           835
Inktomi Corporation *                   27,000       181,170
McDATA Corporation *                     8,300       208,413
McDATA Corporation (Class A) *           1,465        35,892
Microsoft Corporation *                  3,500       231,945
Oracle Corporation *                     5,400        74,574
Peregrine Systems, Incorporated *        5,800        86,014
VERITAS Software Corporation *           9,500       425,790
                                                 -----------
                                                   1,714,802

COMMON STOCK                           SHARES       VALUE
DRUGS--6.14%
Merck & Company, Incorporated            3,700   $   217,560
Pfizer, Incorporated                    11,625       463,256
Pharmacia Corporation                    4,700       200,455
Schering-Plough Corporation              6,000       214,860
                                                 -----------
                                                   1,096,131
ELECTRIC POWER--0.58%
Mirant Corporation *                     6,500       104,130

ELECTRICAL EQUIPMENT--2.31%
General Electric Company                 7,100       284,568
Honeywell International Incoporated      3,800       128,516
                                                 -----------
                                                     413,084
ELECTRONICS--0.62%
PMC-Sierra, Incorporated *               5,200       110,552

ENERGY - MISCELLANEOUS--0.62%
NRG Energy, Incorporated *               7,100       110,050

EXPLORATION/DRILLING--1.32%
GlobalSantaFe Corporation                3,192        91,036
Unocal Corporation                       4,000       144,280
                                                 -----------
                                                     235,316
FINANCIAL SERVICES--5.53%
Citigroup, Incorporated                  8,800       444,224
Countrywide Credit Industries,
 Incorporated                            4,100       167,977
J.P. Morgan Chase & Company              4,950       179,932
Morgan Stanley Dean Witter & Company     3,500       195,790
                                                 -----------
                                                     987,923
FOOD PRODUCERS--4.46%
ConAgra, Incorporated                   10,900       259,093
McCormick & Company, Incorporated        3,100       130,107
Sensient Technologies Corporation        6,500       135,265
Smithfield Foods, Incorporated *        12,300       271,092
                                                 -----------
                                                     795,557
FOOD RETAILERS--3.02%
Kroger Company (The) *                   7,300       152,351
McKesson Corporation                       800        29,920
Safeway, Incorporated *                  3,600       150,300
SUPERVALU Incorporated                   5,300       117,236
SYSCO Corporation                        3,400        89,148
                                                 -----------
                                                     538,955
HOMEBUILDING/SUPPLIES--1.02%
Centex Corporation                       3,200       182,688

HOUSEHOLD PRODUCTS/HOUSEWARES--1.96%
Kimberly-Clark Corporation               2,400       143,520
Procter & Gamble Company                 2,600       205,738
                                                 -----------
                                                     349,258
INSURANCE COMPANIES--2.55%
American International Group,
 Incorporated                            2,716       215,650
Brown & Brown, Incorporated              3,000        81,900
CIGNA Corporation                        1,700       157,505
                                                 -----------
                                                     455,055

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                           SHARES       VALUE
LEISURE TIME/GAMING--0.59%
Alliance Gaming Corporation *            3,600   $   105,804
LODGING/HOTELS--0.13%
Fairmont Hotels & Resorts
 Incorporated                            1,000        23,900

MACHINERY/EQUIPMENT--1.05%
Caterpillar Incorporated                 1,800        94,050
Kennametal Incorporated                  2,300        92,621
                                                 -----------
                                                     186,671
MANUFACTURING - DIVERSIFIED--3.27%
Minnesota Mining and Manufacturing
 Company                                 2,500       295,525
Tyco International LTD                   4,900       288,610
                                                 -----------
                                                     584,135
MANUFACTURING - SPECIALTY--0.52%
Harley-Davidson, Incorporated            1,700        92,327

MEDIA - TV/RADIO/CABLE--2.60%
AOL Time Warner Incorporated *           7,100       227,910
Comcast Corporation (Special
 Class A) *                              3,800       136,800
Cox Communications, Incorporated
 (Class A) *                             2,400       100,584
                                                 -----------
                                                     465,294
MEDICAL PRODUCTS/SUPPLIES--2.50%
Beckman Coulter, Incorporated            5,100       225,930
Medtronic, Incorporated                  3,000       153,630
Zimmer Holdings, Incorporated *          2,200        67,188
                                                 -----------
                                                     446,748
MEDICAL SERVICES--5.69%
American Home Products Corporation       4,600       282,256
Bristol-Myers Squibb Company             4,800       244,800
Johnson & Johnson                        5,900       348,690
Tenet Healthcare Corporation *           2,400       140,928
                                                 -----------
                                                   1,016,674
METALS & MINING--1.08%
Alcoa Incorporated                       5,400       191,970

OIL INTERNATIONAL--1.81%
ChevronTexaco Corporation                1,400       125,454
PanCanadian Energy Corporation           2,736        71,136
Royal Dutch Petroleum Company ADR        2,600       127,452
                                                 -----------
                                                     324,042
OIL SERVICES--1.63%
Schlumberger Limited                     1,700        93,415
Tidewater, Incorporated                  2,950       100,005
Transocean Sedco Forex Incorporated      2,880        97,402
                                                 -----------
                                                     290,822
RAILROADS--0.46%
Canadian Pacific LTD                     4,200        81,900

RETAIL - GENERAL--1.10%
Kohl's Corporation *                     2,800       197,232

COMMON STOCK                           SHARES       VALUE

RETAIL - SPECIALTY--1.23%
Lowe's Companies, Incorporated           2,600   $   120,666
O'Reilly Automotive, Incorporated *      2,700        98,469
                                                 -----------
                                                     219,135
SEMICONDUCTORS--5.90%
Broadcom Corporation (Class A) *         3,600       147,528
Conexant Systems, Incorporated *        10,200       146,472
Intel Corporation                        6,700       210,715
QLogic Corporation *                     7,000       311,570
Vitesse Semiconductor Corporation *      7,700        95,942
Xilinx, Incorporated *                   3,600       140,580
                                                 -----------
                                                   1,052,807
SPECIALTY PRINTING/SERVICES--0.54%
Deluxe Corporation                       2,300        95,634

TELECOM - CELLULAR--0.88%
A T & T Wireless Services
 Incorporated *                          5,865        84,280
Nextel Communications, Incorporated
 (Class A) *                             6,700        73,432
                                                 -----------
                                                     157,712
TELEPHONE--2.50%
A T & T Corporation                     10,782       195,585
Alltel Corporation                       2,800       172,844
Qwest Communications International
 Incorporated                            5,487        77,531
                                                 -----------
                                                     445,960
TRUCKING & SHIPPING--0.06%
CP Ships Limited *                       1,000        10,860

UTILITY - MISCELLANEOUS--1.18%
Calpine Corporation *                   12,600       211,554
                                                 -----------
                    TOTAL COMMON STOCK--93.83%
                            (Cost $14,503,193)    16,754,402
                                                 -----------
                                        FACE
COMMERCIAL PAPER                       AMOUNT
CONSTRUCTION--2.83%
Centex Corporation, 2.75%, 01/10/02   $505,000       504,653

ELECTRIC POWER--3.11%
Arizona Public Service Company,
 2.65%, 01/03/02                       555,000       554,918
                                                 -----------
                 TOTAL COMMERCIAL PAPER--5.94%
                             (Cost $1,059,571)     1,059,571
                                                 -----------
                     TOTAL INVESTMENTS--99.77%
                            (Cost $15,562,764)    17,813,973
CASH AND OTHER ASSETS, LESS LIABILITIES--0.23%        41,561
                                                 -----------
                           NET ASSETS--100.00%   $17,855,534
                                                 ===========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO

COMMON STOCK                           SHARES       VALUE
AEROSPACE/DEFENSE--1.72%
Boeing Company                           2,700   $   104,706
Goodrich (B.F.) Company                  9,700       258,214
                                                 -----------
                                                     362,920
AUTO & TRUCK MANUFACTURERS--1.67%
Ford Motor Company                      13,163       206,922
General Motors Corporation               3,000       145,800
                                                 -----------
                                                     352,722
BANKS--4.58%
Bank of America Corporation              7,400       465,830
PNC Financial Services Group             3,000       168,600
Wells Fargo Company                      7,700       334,565
                                                 -----------
                                                     968,995
BEVERAGES--2.87%
Anheuser-Busch Companies,
 Incorporated                            2,600       117,546
Coca-Cola Company                        5,000       235,750
PepsiCo, Incorporated                    5,200       253,188
                                                 -----------
                                                     606,484
BIO/SPECIALTY PHARMACEUTICALS--0.51%
Amgen Incorporated *                     1,900       107,236
CHEMICALS--0.81%
Dow Chemical Company (The)               2,200        74,316
E.I. du Pont de Nemours and Company      2,300        97,773
                                                 -----------
                                                     172,089
COMMUNICATION EQUIPMENT--0.21%
Nortel Networks Corporation              6,000        45,000

COMPUTER - INTERNET--0.76%
Cisco Systems, Incorporated *            8,900       161,179

COMPUTER RELATED--1.13%
EMC Corporation *                       10,500       141,120
Sun Microsystems, Incorporated *         7,900        97,486
                                                 -----------
                                                     238,606
COMPUTER SOFTWARE/SERVICES--1.47%
McDATA Corporation (Class A) *             250         6,125
Microsoft Corporation *                  4,600       304,842
                                                 -----------
                                                     310,967
COSMETICS/TOILETRIES--0.65%
Gillette Company (The)                   4,100       136,940

DRUG STORES--0.29%
CVS Corporation                          2,100        62,160

DRUGS--6.07%
Allergan, Incorporated                   1,300        97,565
Merck & Company, Incorporated            4,300       252,840
Pfizer, Incorporated                    14,600       581,810
Pharmacia Corporation                    2,800       119,420
Schering-Plough Corporation              3,500       125,335
Watson Pharmaceuticals, Incorporated
 *                                       3,400       106,726
                                                 -----------
                                                   1,283,696

COMMON STOCK                           SHARES       VALUE
ELECTRIC POWER--2.13%
Allegheny Energy, Incorporated           1,000   $    36,220
DTE Energy Company                       9,900       415,206
                                                 -----------
                                                     451,426
ELECTRICAL EQUIPMENT--3.30%
General Electric Company                17,400       697,392

EXPLORATION/DRILLING--1.45%
Anadarko Petroleum Corporation           3,259       185,274
Kerr-McGee Corporation                   2,200       120,560
                                                 -----------
                                                     305,834
FINANCIAL SERVICES--7.10%
Citigroup, Incorporated                 17,933       905,258
J.P. Morgan Chase & Company              6,850       248,998
Morgan Stanley Dean Witter & Company     6,200       346,828
                                                 -----------
                                                   1,501,084
FOODS PRODUCERS--3.16%
ConAgra, Incorporated                   10,000       237,700
H.J. Heinz Company                       2,700       111,024
McCormick & Company, Incorporated        5,000       209,850
Sensient Technologies Corporation        5,300       110,293
                                                 -----------
                                                     668,867
FOODS RETAILERS--1.42%
Kroger Company (The) *                   4,600        96,002
Safeway, Incorporated *                  3,000       125,250
SUPERVALU Incorporated                   3,600        79,632
                                                 -----------
                                                     300,884
FURNITURE/APPLIANCES/TOOLS--1.73%
Whirlpool Corporation                    5,000       366,650

HOUSEHOLD PRODUCTS/HOUSEWARES--2.94%
Black & Decker Corporation               5,900       222,607
Kimberly-Clark Corporation               1,900       113,620
Procter & Gamble Company                 3,600       284,868
                                                 -----------
                                                     621,095
INSURANCE COMPANIES--3.83%
American International Group,
 Incorporated                            7,300       579,620
CIGNA Corporation                        2,500       231,625
                                                 -----------
                                                     811,245
LEISURE TIME/GAMING--0.76%
Brunswick Corporation                    7,400       161,024

MACHINERY/EQUIPMENT--0.52%
Deere & Company                          2,500       109,150

MANUFACTURING - DIVERSIFIED--0.92%
Minnesota Mining and Manufacturing
 Company                                 1,400       165,494
Tyco International LTD                     500        29,450
                                                 -----------
                                                     194,944
MEDIA - TV/RADIO/CABLE--0.76%
Comcast Corporation (Special
 Class A) *                              2,800       100,800
Cox Communications, Incorporated
 (Class A) *                             1,400        58,674
                                                 -----------
                                                     159,474

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO, CONTINUED

COMMON STOCK                           SHARES       VALUE
MEDICAL PRODUCTS/SUPPLIES--1.31%
Beckman Coulter, Incorporated            5,900   $   261,370
Zimmer Holdings, Incorporated *            500        15,270
                                                 -----------
                                                     276,640
MEDICAL SERVICES--3.97%
American Home Products Corporation       2,600       159,536
Bristol-Myers Squibb Company             5,000       255,000
Health Management Associates,
 Incorporated (Class A) *                3,200        58,880
Johnson & Johnson                        5,200       307,320
Tenet Healthcare Corporation *           1,000        58,720
                                                 -----------
                                                     839,456
METALS & MINING--0.47%
Alcoa Incorporated                       2,800        99,540
OIL INTERNATIONAL--8.92%
BP Amoco PLC ADR                         7,400       344,174
ChevronTexaco Corporation                8,350       748,244
Exxon Mobil Corporation                 11,000       432,300
Royal Dutch Petroleum Company ADR        7,400       362,748
                                                 -----------
                                                   1,887,466
OIL SERVICES--1.57%
Schlumberger Limited                     3,100       170,345
Tidewater, Incorporated                  4,800       162,720
                                                 -----------
                                                     333,065
PAPER/FOREST PRODUCTS--1.69%
Glatfelter (P.H.) Company                5,100        79,458
International Paper Company              1,000        40,350
Plum Creek Timber Company,
 Incorporated                            6,300       178,605
Weyerhaeuser Company                     1,100        59,488
                                                 -----------
                                                     357,901
REAL ESTATE/REITS--3.20%
CenterPoint Properties Corporation       4,500       224,100
Health Care Property Investors,
 Incorporated                            4,700       170,187
Public Storage, Incorporated             4,300       143,620
Weingarten Realty Investors              2,900       139,200
                                                 -----------
                                                     677,107
RETAIL - GENERAL--1.11%
Wal-Mart Stores, Incorporated            4,100       235,955
RETAIL - SPECIALTY--1.10%
Lowe's Companies, Incorporated           5,000       232,050

SEMICONDUCTORS--1.17%
Intel Corporation                        7,900       248,455

COMMON STOCK                           SHARES       VALUE

SPECIALTY PRINTING/SERVICES--1.14%
Banta Corporation                        8,200   $   242,064

TELECOM - CELLULAR--0.13%
A T & T Wireless Services
 Incorporated *                          1,863        26,771

TELEPHONE--3.74%
Alltel Corporation                       4,500       277,785
Qwest Communications International
 Incorporated                            8,387       118,508
Verizon Communications                   8,310       394,393
                                                 -----------
                                                     790,686
TOBACCO--5.27%
Philip Morris Companies Incorporated    11,900       545,615
R.J. Reynolds Tobacco Holdings,
 Incorporated                           10,100       568,630
                                                 -----------
                                                   1,114,245
TRUCKING & SHIPPING--0.55%
USFreightways Corporation                3,700       116,180
                                                 -----------
                    TOTAL COMMON STOCK--88.10%
                            (Cost $17,154,387)    18,635,644
                                                 -----------
                                        FACE
COMMERCIAL PAPER                       AMOUNT
CONSTRUCTION--2.71%
Centex Corporation, 2.75%, 01/10/02   $573,000       572,605

ELECTRIC POWER--8.83%
Allegheny Energy Supply Company LLC,
 3.00%, 01/02/02                       575,000       574,952
Alliant Energy Corporation, 2.80%,
 01/03/02                              724,000       723,887
Arizona Public Service Company,
 2.60%, 01/03/02                       569,000       568,918
                                                 -----------
                                                   1,867,757
                                                 -----------
                TOTAL COMMERCIAL PAPER--11.54%
                             (Cost $2,440,362)     2,440,362
                                                 -----------
                     TOTAL INVESTMENTS--99.64%
                            (Cost $19,594,749)    21,076,006
CASH AND OTHER ASSETS, LESS LIABILITIES--0.36%        76,851
                                                 -----------
                           NET ASSETS--100.00%   $21,152,857
                                                 ===========
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

COMMON STOCK                           SHARES       VALUE
AEROSPACE/DEFENSE--0.83%
Boeing Company                             600   $    23,268
Goodrich (B.F.) Company                  2,300        61,226
                                                 -----------
                                                      84,494
AUTO & TRUCK MANUFACTURERS--0.74%
Ford Motor Company                       1,374        21,599
General Motors Corporation               1,100        53,460
                                                 -----------
                                                      75,059
BANKS--2.14%
Bank of America Corporation              1,600       100,720
PNC Financial Services Group             1,000        56,200
Wells Fargo Company                      1,400        60,830
                                                 -----------
                                                     217,750
BEVERAGES--1.30%
Anheuser-Busch Companies,
 Incorporated                              700        31,647
Coca-Cola Company                        1,400        66,010
PepsiCo, Incorporated                      700        34,083
                                                 -----------
                                                     131,740
BIO/SPECIALTY PHARMACEUTICALS--0.28%
Amgen Incorporated *                       500        28,220

CHEMICALS--0.45%
Dow Chemical Company (The)                 600        20,268
E.I. du Pont de Nemours and Company        600        25,506
                                                 -----------
                                                      45,774
COMMUNICATION EQUIPMENT--0.19%
Nortel Networks Corporation              2,600        19,500
COMPUTER - INTERNET--0.86%
Cisco Systems, Incorporated *            4,800        86,928

COMPUTER RELATED--1.73%
EMC Corporation *                        3,500        47,040
International Business Machines
 Corporation                               400        48,384
Sun Microsystems, Incorporated *         6,500        80,210
                                                 -----------
                                                     175,634
COMPUTER SOFTWARE/SERVICES--1.36%
McDATA Corporation (Class A) *             180         4,410
Microsoft Corporation *                    800        53,016
VERITAS Software Corporation *           1,800        80,676
                                                 -----------
                                                     138,102
COSMETICS & TOILETRIES--0.39%
Gillette Company (The)                   1,200        40,080

DRUG STORES--0.17%
CVS Corporation                            600        17,760

DRUGS--3.12%
Allergan, Incorporated                     300        22,515
Merck & Company, Incorporated            1,100        64,680
Pfizer, Incorporated                     3,475       138,479
Pharmacia Corporation                      800        34,120
Schering-Plough Corporation                800        28,648
Watson Pharmaceuticals, Incorporated
 *                                         900        28,251
                                                 -----------
                                                     316,693

COMMON STOCK                           SHARES       VALUE
ELECTRIC POWER--1.66%
Allegheny Energy, Incorporated             600   $    21,732
DTE Energy Company                       3,500       146,790
                                                 -----------
                                                     168,522
ELECTRICAL EQUIPMENT--2.09%
General Electric Company                 5,300       212,424

EXPLORATION/DRILLING--0.73%
GlobalSantaFe Corporation                  997        28,435
Kerr-McGee Corporation                     300        16,440
Unocal Corporation                         800        28,856
                                                 -----------
                                                      73,731
FINANCIAL SERVICES--3.41%
Citigroup, Incorporated                  2,600       131,248
Countrywide Credit Industries,
 Incorporated                            2,300        94,231
J.P. Morgan Chase & Company              1,640        59,614
Morgan Stanley Dean Witter & Company     1,100        61,534
                                                 -----------
                                                     346,627
FOOD PRODUCERS--1.80%
ConAgra, Incorporated                    3,300        78,441
H.J. Heinz Company                         800        32,896
McCormick & Company, Incorporated          900        37,773
Sensient Technologies Corporation        1,600        33,296
                                                 -----------
                                                     182,406
FOOD RETAILERS--0.87%
Kroger Company (The) *                   1,800        37,566
Safeway, Incorporated *                    700        29,225
SUPERVALU Incorporated                   1,000        22,120
                                                 -----------
                                                      88,911
HOMEBUILDING/SUPPLIES--0.51%
Centex Corporation                         900        51,381

HOUSEHOLD PRODUCTS/HOUSEWARES--1.32%
Black & Decker Corporation               1,300        49,049
Kimberly-Clark Corporation                 500        29,900
Procter & Gamble Company                   700        55,391
                                                 -----------
                                                     134,340
INSURANCE COMPANIES--1.09%
American International Group,
 Incorporated                              579        45,973
CIGNA Corporation                          700        64,855
                                                 -----------
                                                     110,828
LEISURE TIME/GAMING--0.45%
Brunswick Corporation                    2,100        45,696

MANUFACTURING - DIVERSIFIED--1.22%
Minnesota Mining and Manufacturing
 Company                                   300        35,463
Tyco International LTD                   1,500        88,350
                                                 -----------
                                                     123,813
MEDIA - TV/RADIO/CABLE--0.44%
Comcast Corporation (Special
 Class A) *                                800        28,800
Cox Communications, Incorporated
 (Class A) *                               400        16,764
                                                 -----------
                                                      45,564

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                           SHARES       VALUE
MEDICAL PRODUCTS/SUPPLIES--0.60%
Beckman Coulter, Incorporated            1,300   $    57,590
Zimmer Holdings, Incorporated *            110         3,359
                                                 -----------
                                                      60,949
MEDICAL SERVICES--2.42%
American Home Products Corporation         700        42,952
Bristol-Myers Squibb Company             1,100        56,100
Health Management Associates,
 Incorporated (Class A) *                  900        16,560
Johnson & Johnson                        1,900       112,290
Tenet Healthcare Corporation *             300        17,616
                                                 -----------
                                                     245,518
METALS & MINING--0.21%
Alcoa Incorporated                         600        21,330

OIL INTERNATIONAL--3.35%
BP Amoco PLC ADR                         2,428       112,926
ChevronTexaco Corporation                1,500       134,415
Royal Dutch Petroleum Company ADR        1,900        93,138
                                                 -----------
                                                     340,479
OIL SERVICES--0.76%
Schlumberger Limited                       900        49,455
Tidewater, Incorporated                    800        27,120
                                                 -----------
                                                      76,575
PAPER/FOREST PRODUCTS--0.23%
International Paper Company                300        12,105
Weyerhaeuser Company                       200        10,816
                                                 -----------
                                                      22,921
RETAIL - GENERAL--1.74%
Federated Department Stores,
 Incorporated *                          1,300        53,170
Wal-Mart Stores, Incorporated            2,151       123,790
                                                 -----------
                                                     176,960
RETAIL - SPECIALTY--1.14%
Lowe's Companies, Incorporated           2,000        92,820
Toys 'R' Us, Incorporated *              1,100        22,814
                                                 -----------
                                                     115,634
SEMICONDUCTORS--1.39%
Intel Corporation                        4,500       141,525

SPECIALTY PRINTING/SERVICES--0.41%
Banta Corporation                        1,400        41,328

TELECOM - CELLULAR--0.19%
A T & T Wireless Services
 Incorporated *                          1,364        19,601

TELECOM - LONG DISTANCE--0.13%
WorldCom, Incorporated - MCI Group          36           457
WorldCom, Incorporated - WorldCom
 Group *                                   900        12,672
                                                 -----------
                                                      13,129
TELEPHONE--1.96%
Alltel Corporation                       1,600        98,768
Qwest Communications International
 Incorporated                            1,802        25,462
Verizon Communications                   1,576        74,797
                                                 -----------
                                                     199,027

COMMON STOCK                           SHARES       VALUE
TRUCKING & SHIPPING--0.25%
USFreightways Corporation                  800   $    25,120
                                                 -----------
                    TOTAL COMMON STOCK--43.93%
                             (Cost $4,102,259)     4,462,073
                                                 -----------
                                        FACE
BONDS AND NOTES                        AMOUNT       VALUE
AUTO & TRUCK MANUFACTURERS--1.13%
DaimlerChrysler North America,
 7.20%, 09/01/09                      $115,000       114,937

AUTO PARTS MANUFACTURERS--5.79%
Cooper Tire & Rubber Company, 7.75%,
 12/15/09                              500,000       489,708
TRW, Incorporated, 6.30%, 05/15/08     100,000        97,791
                                                 -----------
                                                     587,499
BUILDING SUPPLIES--1.01%
Lafarge Corporation, 6.375%,
 07/15/05                              100,000       102,590

MANUFACTURING - DIVERSIFIED--2.01%
Tyco International Group, yankee
 bond, 5.875%, 11/01/04                200,000       204,586

REAL ESTATE/REITS--1.00%
Weingarten Realty Investors, 7.35%,
 07/20/09                              100,000       101,834

TELEPHONE--0.96%
US West Communications,
 Incorporated, 6.125%, 11/15/05        100,000        96,937

TRANSPORTATION - MISCELLANEOUS--4.76%
Hertz Corporation, 7.40%, 03/01/11     200,000       193,044
Union Tank Car Company, 6.63%,
 10/03/04                              275,000       290,757
                                                 -----------
                                                     483,801
U S GOVERNMENT AGENCY SECURITIES--8.61%
Federal Farm Credit Banks, 5.25%,
 05/01/02 (a)                          100,000       101,030
Federal Home Loan Bank, 4.875%,
 01/22/02 (a)                          250,000       250,381
Federal Home Loan Bank, 5.125%,
 09/15/03                              200,000       206,788
Federal Home Loan Bank, 5.25%,
 04/25/02 (a)                          150,000       151,467
Federal Home Loan Bank, 5.495%,
 03/22/04                              100,000       104,231
Federal Home Loan Mortgage
 Corporation, Pool # 540341, 9.00%,
 09/01/19                                2,472         2,682
Federal Home Loan Mortgage
 Corporation, Pool # 360100, 9.00%,
 04/01/20                                6,585         7,138
Federal National Mortgage
 Association, 7.55%, 04/22/02 (a)       50,000        50,824
                                                 -----------
                                                     874,541
U S GOVERNMENT SECURITIES--8.46%
U S Treasury Bonds, 6.00%, 02/15/26    680,000       700,825
U S Treasury Notes, 5.875%, 02/15/04   150,000       158,273
                                                 -----------
                                                     859,098
                                                 -----------
                 TOTAL BONDS AND NOTES--33.73%
                             (Cost $3,274,808)     3,425,823
                                                 -----------

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

CONSTRUCTION--3.99%
                                        FACE
COMMERCIAL PAPER                       AMOUNT       VALUE
Centex Corporation, 2.75%, 01/10/02   $406,000   $   405,721
ELECTRIC POWER--11.79%
Allegheny Energy Supply Company LLC,
 3.00%, 01/02/02                       202,000       201,983
Alliant Energy Corporation, 2.80%,
 01/04/02                              341,000       340,920
Arizona Public Service Company,
 2.60%, 01/03/02                       350,000       349,949
Public Service Company of Colorado,
 2.70%, 01/14/02                       305,000       304,702
                                                 -----------
                                                   1,197,554
FOOD PRODUCERS--2.49%
ConAgra Foods Incorporated, 2.60%,
 01/11/02                              253,000       252,817
                                        FACE
COMMERCIAL PAPER                       AMOUNT       VALUE

TRUCKING & SHIPPING--3.25%
Ryder System Incorporated, 2.55%,
 01/18/02                             $330,000   $   329,603
                                                 -----------
                TOTAL COMMERCIAL PAPER--21.52%
                             (Cost $2,185,695)     2,185,695
                                                 -----------
                     TOTAL INVESTMENTS--99.18%
                             (Cost $9,562,762)    10,073,591
CASH AND OTHER ASSETS, LESS LIABILITIES--0.82%        82,949
                                                 -----------
                           NET ASSETS--100.00%   $10,156,540
                                                 ===========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

(a) Long-term obligations that will mature in less than one year.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                                             INTEREST/
U S GOVERNMENT AND AGENCY SHORT-TERM              MATURITY    STATED        FACE
OBLIGATIONS                                         DATE      RATE(%)      AMOUNT        VALUE
U S GOVERNMENT AGENCIES--100.02%
Federal Home Loan Bank                            01/04/02     1.77      $1,615,000   $ 1,614,762
Federal Home Loan Mortgage Corporation            01/02/02     1.74         727,000       726,965
Federal Home Loan Mortgage Corporation            01/08/02     1.68       1,891,000     1,890,382
Federal Home Loan Mortgage Corporation            02/12/02     1.75       2,010,000     2,005,896
Federal National Mortgage Association             01/03/02     1.80       1,450,000     1,449,855
Federal National Mortgage Association             01/14/02     1.73       1,372,000     1,371,142
Federal National Mortgage Association             01/16/02     1.72       4,535,000     4,531,748
                                                                                      -----------
                    TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--100.02%
                                                                 (Cost $13,590,750)    13,590,750
                                     LIABILITIES IN EXCESS OF OTHER ASSETS--(0.02%)        (2,147)
                                                                                      -----------
                                                                NET ASSETS--100.00%   $13,588,603
                                                                                      ===========

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                              INTEREST/
                                                               STATED
                                                  MATURITY      RATE         FACE
CORPORATE BONDS                                     DATE         (%)        AMOUNT       VALUE
AUTO & TRUCK MANUFACTURERS--8.23%
Ford Credit Auto Owner Trust ABS                   11/15/03     7.030     $  500,000   $  507,261

BEVERAGES--8.69%
Coca-Cola Enterprises Incorporated                 09/30/09     7.125        500,000      535,531

FINANCIAL SERVICES--8.95%
Block Financial Corporation                        04/15/07     8.500        500,000      551,600

RETAIL - DISCOUNT--1.65%
Dayton Hudson Corporation                          11/01/08     5.875        100,000      101,722

TELEPHONE--1.68%
Pacific Bell                                       11/01/09     6.625        100,000      103,141
                                                                                       ----------
                                                       TOTAL CORPORATE BONDS--29.20%
                                                                   (Cost $1,654,371)    1,799,255
                                                                                       ----------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--41.26%
Federal Home Loan Bank                             02/15/07     7.250        500,000      553,481
Federal National Mortgage Association (a)          04/15/02     6.625        500,000      506,411
Federal National Mortgage Association              10/15/12     6.000      1,500,000    1,481,982
                                                                                       ----------
                                                                                        2,541,874

U S GOVERNMENT SECURITIES--22.37%
U S Treasury Notes (a)                             03/31/02     6.500        500,000      505,860
U S Treasury Notes                                 05/15/04     5.250        200,000      208,531
U S Treasury Notes                                 05/15/06     6.875        100,000      110,203
U S Treasury Notes                                 07/15/06     7.000        500,000      553,985
                                                                                       ----------
                                                                                        1,378,579
                                                                                       ----------
                   TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--63.63%
                                                                   (Cost $3,815,427)    3,920,453
                                                                                       ----------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--5.42%
Federal Home Loan Bank                             01/14/02     1.730        100,000       99,937
Federal National Mortgage Association              01/18/02     1.720        234,000      233,810
                                                                                       ----------
                       TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--5.42%
                                                                     (Cost $333,747)      333,747
                                                                                       ----------
                                                           TOTAL INVESTMENTS--98.25%
                                                                   (Cost $5,803,545)    6,053,455
                                      CASH AND OTHER ASSETS, LESS LIABILITIES--1.75%      107,859
                                                                                       ----------
                                                                 NET ASSETS--100.00%   $6,161,314
                                                                                       ==========
ABBREVIATIONS
ABS--Asset Backed Security

(a) Long-term obligations that will mature in less than one year.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
SMALL-CAP/MID-CAP PORTFOLIO

COMMON STOCK                            SHARES      VALUE
BIO/SPECIALTY PHARMACEUTICALS--14.38%
Abgenix, Incorporated *                   1,000   $   33,640
Celgene Corporation *                     1,000       31,920
CuraGen Corporation *                     1,500       33,555
Maxygen Incorporated *                    1,000       17,570
Millennium Pharmaceuticals,
 Incorporated *                           1,000       24,510
Pharmacyclics, Incorporated *             1,000        9,940
                                                  ----------
                                                     151,135
COMMUNICATION EQUIPMENT--16.33%
Avanex Corporation *                        700        4,130
Brocade Communications Systems,
 Incorporated *                           1,400       46,368
Digital Lightwave, Incorporated *           800        7,504
Ditech Communications Corporation *         800        4,816
Powerwave Technologies, Incorporated
 *                                        2,400       41,472
RF Micro Devices, Incorporated *          1,400       26,922
Sycamore Networks, Incorporated *           800        4,288
Tekelec *                                 2,000       36,220
                                                  ----------
                                                     171,720
COMPUTER RELATED--2.90%
Juniper Networks, Incorporated *          1,000       18,950
SanDisk Corporation *                       800       11,520
                                                  ----------
                                                      30,470
COMPUTER SOFTWARE/SERVICES--23.45%
Exodus Communications, Incorporated *     2,000           78
Gemstar-TV Guide International,
 Incorporated *                           1,000       27,700
Informatica Corporation *                 5,000       72,550
Micromuse, Incorporated *                 5,000       75,000
Redback Networks Incorporated *             800        3,160
Simplex Solutions, Incorporated *         4,000       68,000
                                                  ----------
                                                     246,488
COMPUTER - INTERNET--0.68%
CacheFlow Incorporated *                    400        1,072
Foundry Networks, Incorporated *            500        4,075
InfoSpace, Incorporated *                 1,000        2,050
                                                  ----------
                                                       7,197
DIVERSIFIED--2.56%
Human Genome Sciences, Incorporated *       800       26,976

COMMON STOCK                            SHARES      VALUE

DRUGS--4.99%
Isis Pharmaceuticals, Incorporated *      2,000   $   44,380
Lynx Therapeutics, Incorporated *         2,000        8,060
                                                  ----------
                                                      52,440
ELECTRONICS--10.01%
Advanced Digital Information
 Corporation *                            5,000       80,200
American Superconductor Corporation *     1,000       12,260
PMC-Sierra, Incorporated *                  600       12,756
                                                  ----------
                                                     105,216
SEMICONDUCTORS--15.59%
ARM Holdings plc sponsored ADR *          1,500       23,385
Applied Micro Circuits Corporation *      1,400       15,848
Broadcom Corporation (Class A) *            500       20,490
Caliper Technologies Corporation *        1,500       23,415
Multilink Technology Corporation *        5,000       32,400
Qlogic Corporation *                        700       31,157
TriQuint Semiconductor, Incorporated
 *                                        1,400       17,164
                                                  ----------
                                                     163,859
                                                  ----------
                     TOTAL COMMON STOCK--90.89%
                              (Cost $2,678,995)      955,501
                                                  ----------
U S GOVERNMENT AND AGENCY                FACE
SHORT-TERM OBLIGATIONS                  AMOUNT
U S GOVERNMENT AGENCIES--9.80%
Federal Home Loan Mortgage
 Corporation, 1.80%, 01/03/02          $103,000      102,990
                                                  ----------
     TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM
                             OBLIGATIONS--9.80%
                                (Cost $102,990)      102,990
                                                  ----------
                     TOTAL INVESTMENTS--100.69%
                              (Cost $2,781,985)    1,058,491
 LIABILITIES IN EXCESS OF OTHER ASSETS--(0.69%)       (7,282)
                                                  ----------
                            NET ASSETS--100.00%   $1,051,209
                                                  ==========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
CORPORATE BONDS                                     DATE      RATE(%)      AMOUNT        VALUE
AIRLINES--4.00%
Northwest Airlines Incorporated                   06/01/06     8.875     $1,000,000   $   824,290

AUTO PARTS MANUFACTURERS--0.22%
Hayes Lemmerz International, Incorporated (c)     12/15/08     8.250      1,000,000        45,000

BANKS--5.22%
Sovereign Bancorp                                 11/15/06    10.500      1,000,000     1,075,000

CHEMICALS--4.49%
Lyondell Chemical Company                         05/01/09    10.875      1,000,000       925,000

COMMUNICATION SERVICES--1.99%
Williams Communication Group, Incorporated        10/01/09    10.875      1,000,000       410,000

COMPUTER - INTERNET--4.72%
Unisys Corporation                                04/01/08     7.875      1,000,000       972,500

COMPUTER - SOFTWARE--4.64%
Amkor Technologies, Incorporated                  05/01/06     9.250      1,000,000       955,000

ELECTRONICS--4.95%
Flextronics International LTD, yankee bond        10/15/07     8.750      1,000,000     1,020,000

FINANCIAL SERVICES--5.54%
LaBranche & Company                               03/01/07    12.000      1,000,000     1,140,000

HOMEBUILDING/SUPPLIES--4.77%
Toll Corporation                                  05/01/09     8.000      1,000,000       982,500

LEISURE TIME/GAMING--10.14%
International Game Technology                     05/15/09     8.375      1,000,000     1,052,500
Mohegan Tribal Gaming                             01/01/09     8.750      1,000,000     1,035,000
                                                                                      -----------
                                                                                        2,087,500
LODGING/HOTELS--4.48%
HMH Properties                                    08/01/08     7.875      1,000,000       922,500

MANUFACTURING - SPECIALTY--4.98%
Hasbro, Incorporated                              03/15/03     7.950      1,000,000     1,025,000

MEDIA - TV/RADIO/CABLE--8.58%
Charter Communications Holdings (a)               01/15/10     0.000      1,000,000       717,500
News America Holdings                             10/17/08     7.375      1,000,000     1,049,786
                                                                                      -----------
                                                                                        1,767,286
MISCELLANEOUS--4.74%
United Rentals, Incorporated                      04/01/09     9.000      1,000,000       975,000

RETAIL - DISCOUNT--3.08%
K Mart Corporation                                10/01/12     7.750      1,000,000       632,931

STEEL--4.76%
AK Steel Corporation                              02/15/09     7.875      1,000,000       980,000

TELEPHONE--0.59%
XO Communications, Incorporated                   10/01/07     9.625      1,000,000       120,000
WinStar Communications, Incorporated (a)(b)(c)    04/15/10     0.000      1,000,000         1,250
                                                                                      -----------
                                                                                          121,250
UTILITY - MISCELLANEOUS--4.42%
AES Corporation (The)                             06/01/09     9.500      1,000,000       910,000
                                                                                      -----------
                                                      TOTAL CORPORATE BONDS--86.31%
                                                                 (Cost $20,580,064)    17,770,757
                                                                                      -----------

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO, CONTINUED

                                                             INTEREST/
U S GOVERNMENT AND AGENCY                         MATURITY    STATED        FACE
SHORT-TERM OBLIGATIONS                              DATE      RATE(%)      AMOUNT        VALUE
U S GOVERNMENT AGENCIES--11.91%
Federal Farm Credit Bank                          01/02/02     1.730     $1,700,000   $ 1,699,918
Federal National Mortgage Corporation             01/14/02     1.720        753,000       752,532
                                                                                      -----------
                     TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--11.91%
                                                                  (Cost $2,452,450)     2,452,450
                                                                                      -----------
                                                          TOTAL INVESTMENTS--98.22%
                                                                 (Cost $23,032,514)    20,223,207
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.78%       365,745
                                                                                      -----------
                                                                NET ASSETS--100.00%   $20,588,952
                                                                                      ===========

NOTES TO SCHEDULE OF INVESTMENTS
 (a) A security originally issued with a zero coupon that converts to a coupon at a stated date and rate.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At December 31, 2001, the market value of these securities amounted to $1,250 or 0.01% of net assets.
 (c) Security is in default of interest.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)
AUSTRALIA--3.78%
The News Corporation Limited              2,700   $   85,887
Westpac Banking Corporation Limited         800       32,368
                                                  ----------
                                                     118,255
BELGIUM--0.49%
Delhaize "Le Lion" SA *                     300       15,300

FINLAND--2.51%
Nokia Corporation                         3,200       78,496

DENMARK--1.46%
Novo Nordisk A/S                            700       28,070
TDC A/S                                   1,000       17,600
                                                  ----------
                                                      45,670
FRANCE--10.78%
Alcatel S.A.                              1,400       23,170
Aventis S.A.                              1,000       71,000
Axa                                       2,200       46,244
France Telecom S.A.                       1,400       55,986
Groupe Danone                               900       21,555
Total Fina Elf S.A.                       1,700      119,408
                                                  ----------
                                                     337,363
GERMANY--7.56%
DaimlerChrysler AG                        1,000       41,670
Deutsche Bank AG                            600       42,090
Deutsche Telekom AG                       3,100       52,390
SAP AG                                    1,300       41,509
Siemens AG                                  900       58,932
                                                  ----------
                                                     236,591
GREECE--0.83%
Hellenic Telecommunications
 Organization SA                          3,400       25,908

HONG KONG--2.17%
Chartered Semiconductor
 Manufacturing LTD *                        200        5,288
Cheung Kong (Holdings) LTD                2,300       23,891
Hutchison Whampoa LTD                       800       38,600
                                                  ----------
                                                      67,779
IRELAND--1.05%
Bank of Ireland                             900       32,886

ITALY--4.39%
ENI S.p.A.                                  500       30,980
Luxottica Group S.p.A.                      600        9,888
San Paolo--IMI S.p.A.                       900       19,701
Telecom Italia S.p.A.                       900       76,950
                                                  ----------
                                                     137,519

COMMON STOCK (a)
JAPAN--20.27%
Canon Incorporated                        1,500   $   52,590
Hitachi, Limited                            600       43,914
Honda Motor Company, LTD                    800       65,208
Kirin Brewery Company, Limited              200       14,100
Matsushita Electric Industrial
 Company, Limited                         3,400       42,840
Mitsubishi Toyko Financial Group,
 Incorporated *                           7,700       49,819
NEC Corporation                           2,700       27,999
Nippon Telegraph and Telephone
 Corporation                              5,200       84,240
Sony Corporation                          1,500       67,650
TDK Corporation                             200        9,700
The Tokio Marine & Fire Insurance
 Company Limited                            500       18,300
Toyota Motor Corporation                  3,100      157,976
                                                  ----------
                                                     634,336
NETHERLANDS--6.11%
ABN AMRO Holding N.V.                       800       13,024
Aegon N.V.                                  800       21,416
Fortis                                    1,200       31,092
ING Groep N.V.                            1,100       27,995
Koninklijke (Royal) Ahold N.V.              512       15,048
Koninklijke (Royal) KPN N.V. *              717        3,628
Koninklijke (Royal) Philips
 Electronics N.V.                           700       20,377
Royal Dutch Petroleum Company             1,200       58,824
                                                  ----------
                                                     191,404
NORWAY--0.94%
Norsk Hydro ASA                             700       29,400

PORTUGAL--0.95%
Electricidade de Portugal, S.A.             200        4,360
Portugal Telecom, S.A. *                  3,340       25,417
                                                  ----------
                                                      29,777
SPAIN--3.79%
Banco Bilbao Vizcaya Argentaria, S.A.     2,200       27,390
Banco Santander Central Hispano SA        3,200       26,560
Endesa, S.A.                                700       10,969
Repsol YPF, S.A.                            900       13,077
Telefonica SA *                           1,017       40,761
                                                  ----------
                                                     118,757
SWEDEN--2.20%
Telefonaktiebolaget LM Ericsson          13,200       68,904

SWITZERLAND--6.69%
Adecco SA                                   800       10,800
Nestle SA                                 1,800       95,947
Novartis AG                               2,800      102,200
Sulzer Medica                               100          449
                                                  ----------
                                                     209,396
TAIWAN--0.76%
Singapore Telecommunications Limited      2,500       23,829

SCHEDULE OF INVESTMENTS  December 31, 2001
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO, CONTINUED

COMMON STOCK (a)
UNITED KINGDOM--21.41%
AstraZeneca Group PLC                     1,500   $   69,900
BG Group PLC                                600       12,390
BP Amoco PLC                              3,100      144,181
BT Group PLC *                              700       25,725
Barclays PLC                                300       40,365
Cable & Wireless PLC                        800       11,848
Cadbury Schweppes PLC                       400       10,288
GlaxoSmithKline PLC                       2,599      129,482
Imperial Chemical Industries PLC            200        4,370
International Power PLC *                   100        2,931
Shell Transport & Trading Company         1,400       58,030
Unilever PLC                                500       16,635
Vodafone Group PLC                        5,400      138,672
WPP Group PLC                               100        5,390
                                                  ----------
                                                     670,207
                                                  ----------
                      TOTAL INVESTMENTS--98.14%
                              (Cost $4,801,284)    3,071,777
 CASH AND OTHER ASSETS, LESS LIABILITIES--1.86%       58,296
                                                  ----------
                            NET ASSETS--100.00%   $3,130,073
                                                  ==========
NOTES TO SCHEDULE OF INVESTMENTS
 (a) This portfolio invests primarily
 in Depositary receipts, which
 include ADRs, GDRs, EuroDRs (Euro
 Depositary Receipts) and NYSs (New
 York Shares), these securities are
 negotiable U.S. securities that
 generally represent a non-U.S.
 company's publicly traded equity and
 are usually U.S. dollar-denominated.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  December 31, 2001
--------------------------------------------------------------------------------

                                                                GROWTH      EQUITY INCOME    BALANCED     MONEY MARKET
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
ASSETS
Investments in securities, at value                           $17,813,973    $21,076,006    $10,073,591   $13,590,750
Cash and cash equivalents                                          35,588         26,290          1,593         5,055
Prepaid expenses                                                    1,435          1,704            883           773
Receivable for:
  Dividends                                                         9,421         37,399          6,135            --
  Capital stock sold                                                9,167         29,577         30,605         3,238
  Interest                                                             --             --         53,248            --
  Expense reimbursement                                             1,934             --          1,440         1,362
                                                              -----------    -----------    -----------   -----------
                                                TOTAL ASSETS   17,871,518     21,170,976     10,167,495    13,601,178
                                                              -----------    -----------    -----------   -----------
LIABILITIES
  Capital stock reacquired                                            367            554            290           480
Accrued:
  Investment advisory fee                                           7,614          8,913          4,313         5,266
  Service fee                                                       3,807          4,456          2,156         2,633
  Other liabilities                                                 4,196          4,196          4,196         4,196
                                                              -----------    -----------    -----------   -----------
                                           TOTAL LIABILITIES       15,984         18,119         10,955        12,575
                                                              -----------    -----------    -----------   -----------
                                                  NET ASSETS  $17,855,534    $21,152,857    $10,156,540   $13,588,603
                                                              ===========    ===========    ===========   ===========
SHARES OUTSTANDING                                             11,177,241     13,118,859      7,576,351    13,588,603
                                                              ===========    ===========    ===========   ===========
NET ASSET VALUE PER SHARE                                     $      1.60    $      1.61    $      1.34   $      1.00
                                                              ===========    ===========    ===========   ===========

STATEMENTS OF OPERATIONS  Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                GROWTH      EQUITY INCOME   BALANCED    MONEY MARKET
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
INVESTMENT INCOME
Dividends                                                     $   145,844    $   458,210    $  67,387           --
Interest                                                          215,407        108,942      310,972     $323,760
                                                              -----------    -----------    ---------     --------
                                     TOTAL INVESTMENT INCOME      361,251        567,152      378,359      323,760
                                                              -----------    -----------    ---------     --------
EXPENSES
Investment advisory fees                                           91,250        109,170       49,750       43,557
Service fees                                                       45,625         54,585       24,875       21,778
Professional fees                                                   3,697          3,697        3,697        3,697
Custody and transaction fees                                       29,740         22,812       22,676       16,191
Directors' fees and expenses                                        4,279          4,279        4,279        4,279
Registration fees                                                     460            582          218           97
Other                                                               1,882          2,140        1,109          903
                                                              -----------    -----------    ---------     --------
                                              TOTAL EXPENSES      176,933        197,265      106,604       90,502
                                    LESS EXPENSES REIMBURSED      (17,796)            --      (16,796)     (14,299)
                                                              -----------    -----------    ---------     --------
                                                NET EXPENSES      159,137        197,265       89,808       76,203
                                                              -----------    -----------    ---------     --------
INVESTMENT INCOME--NET                                            202,114        369,887      288,551      247,557
                                                              -----------    -----------    ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                        (529,670)       731,329      140,833           --
  Change in unrealized depreciation of investments             (3,048,486)    (3,885,386)    (912,689)          --
                                                              -----------    -----------    ---------     --------
NET LOSS ON INVESTMENTS                                        (3,578,156)    (3,154,057)    (771,856)          --
                                                              -----------    -----------    ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                     $(3,376,042)   $(2,784,170)   $(483,305)    $247,557
                                                              ===========    ===========    =========     ========

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  December 31, 2001
--------------------------------------------------------------------------------

                                                              GOVERNMENT     SMALL-CAP/MID-     HIGH YIELD      INTERNATIONAL
                                                            BOND PORTFOLIO   CAP PORTFOLIO    BOND PORTFOLIO   STOCK PORTFOLIO
ASSETS
Investments in securities, at value                           $6,053,455       $1,058,491      $20,223,207        $3,071,777
Cash and cash equivalents                                             --            3,492            2,569            61,188
Prepaid expenses                                                     593               --            1,588               448
Receivable for:
  Dividends                                                           --               --               --             2,526
  Capital stock sold                                              26,088              564               --                --
  Interest                                                        88,039               --          376,825                --
  Expense reimbursement                                            2,915              790            2,573               690
                                                              ----------       ----------      -----------        ----------
                                              TOTAL ASSETS     6,171,090        1,063,337       20,606,762         3,136,629
                                                              ----------       ----------      -----------        ----------
LIABILITIES
Capital stock reacquired                                              42               36               98                33
Accrued:
  Investment advisory fee                                          2,581            1,157            9,638             1,994
  Service fee                                                      1,291              231            4,381               665
  Other liabilities                                                5,862           10,704            3,693             3,864
                                                              ----------       ----------      -----------        ----------
                                         TOTAL LIABILITIES         9,776           12,128           17,810             6,556
                                                              ----------       ----------      -----------        ----------
                                                NET ASSETS    $6,161,314       $1,051,209      $20,588,952        $3,130,073
                                                              ==========       ==========      ===========        ==========
SHARES OUTSTANDING                                             5,856,150        3,517,011       23,814,074         5,135,874
                                                              ==========       ==========      ===========        ==========
NET ASSET VALUE PER SHARE                                     $     1.05       $     0.30      $      0.86        $     0.61
                                                              ==========       ==========      ===========        ==========

STATEMENTS OF OPERATIONS  Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                              GOVERNMENT     SMALL-CAP/MID-     HIGH YIELD      INTERNATIONAL
                                                            BOND PORTFOLIO   CAP PORTFOLIO    BOND PORTFOLIO   STOCK PORTFOLIO
INVESTMENT INCOME
Dividends                                                            --                 --              --        $  45,358
Interest                                                       $398,626        $    10,588     $ 2,189,688           12,888
                                                               --------        -----------     -----------        ---------
                                   TOTAL INVESTMENT INCOME      398,626             10,588       2,189,688           58,246
                                                               --------        -----------     -----------        ---------
EXPENSES
Investment advisory fees                                         28,799             14,049         114,236           26,173
Service fees                                                     14,399              2,810          51,926            8,725
Professional fees                                                 4,339              4,339           4,239            4,339
Custody and transaction fees                                      6,152              5,105          11,496            8,506
Directors' fees and expenses                                      4,279              4,279           4,279            4,279
Registration fees                                                 1,366                748           5,372            1,321
Other expenses                                                      727                382           2,015              578
                                                               --------        -----------     -----------        ---------
                                            TOTAL EXPENSES       60,061             31,712         193,563           53,921
                                  LESS EXPENSES REIMBURSED      (22,973)           (14,852)        (26,886)         (15,464)
                                                               --------        -----------     -----------        ---------
                                              NET EXPENSES       37,088             16,860         166,677           38,457
                                                               --------        -----------     -----------        ---------
INVESTMENT INCOME--NET                                          361,538             (6,272)      2,023,011           19,789
                                                               --------        -----------     -----------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investment                                    --           (177,278)             (3)        (244,715)
  Change in unrealized appreciation (depreciation) of
   investments                                                   29,489           (850,196)     (1,794,032)        (702,629)
                                                               --------        -----------     -----------        ---------
NET GAIN (LOSS) ON INVESTMENTS                                   29,489         (1,027,474)     (1,794,035)        (947,344)
                                                               --------        -----------     -----------        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                    $391,027        $(1,033,746)    $   228,976        $(927,555)
                                                               ========        ===========     ===========        =========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 2001          2000
                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   202,114   $   295,456
  Net realized gain (loss) on investments                        (529,670)      105,399
  Change in unrealized depreciation                            (3,048,486)     (994,047)
                                                              -----------   -----------
  Net decrease in net assets resulting from operations         (3,376,042)     (593,192)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (205,322)     (295,761)
  Capital gains                                                        --      (437,606)
                                                              -----------   -----------
  Total distributions to shareholders                            (205,322)     (733,367)

CAPITAL SHARE TRANSACTIONS--Net                                   887,281     1,599,462
                                                              -----------   -----------
TOTAL INCREASE (DECREASE)                                      (2,694,083)      272,903
NET ASSETS
  Beginning of year                                            20,549,617    20,276,714
                                                              -----------   -----------
  End of year                                                 $17,855,534   $20,549,617
                                                              ===========   ===========
Undistributed Net Investment Income                                    --   $     2,625
                                                              ===========   ===========

EQUITY INCOME PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 2001          2000
                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   369,887   $   408,521
  Net realized gain on investments                                731,329       689,278
  Change in unrealized appreciation (depreciation)             (3,885,386)    1,333,510
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
   operations                                                  (2,784,170)    2,431,309
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (374,091)     (411,773)
  Capital gains                                                  (451,367)   (1,312,977)
                                                              -----------   -----------
  Total distributions to shareholders                            (825,458)   (1,724,750)

CAPITAL SHARE TRANSACTIONS--Net                                 2,094,263     2,087,903
                                                              -----------   -----------
TOTAL INCREASE (DECREASE)                                      (1,515,365)    2,794,462
NET ASSETS
  Beginning of year                                            22,668,222    19,873,760
                                                              -----------   -----------
  End of year                                                 $21,152,857   $22,668,222
                                                              ===========   ===========
Undistributed Net Investment Income                                    --   $     3,018
                                                              ===========   ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                                 2001          2000
                                                              -----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   288,551   $  345,645
  Net realized gain on investments                                140,833      325,139
  Change in unrealized depreciation                              (912,689)    (241,359)
                                                              -----------   ----------
  Net increase (decrease) in net assets resulting from
   operations                                                    (483,305)     429,425
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (292,331)    (347,193)
  Capital gains                                                   (26,954)    (468,722)
                                                              -----------   ----------
  Total distributions to shareholders                            (319,285)    (815,915)

CAPITAL SHARE TRANSACTIONS--Net                                 1,152,506      630,047
                                                              -----------   ----------
TOTAL INCREASE                                                    349,916      243,557
NET ASSETS
  Beginning of year                                             9,806,624    9,563,067
                                                              -----------   ----------
  End of year                                                 $10,156,540   $9,806,624
                                                              ===========   ==========
Undistributed Net Investment Income                                    --   $    3,524
                                                              ===========   ==========

MONEY MARKET PORTFOLIO

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                                 2001          2000
                                                              -----------   ----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   247,557   $  328,538
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (247,557)    (328,538)

CAPITAL SHARE TRANSACTIONS--Net                                 6,764,522      147,299
                                                              -----------   ----------
TOTAL INCREASE                                                  6,764,522      147,299
NET ASSETS
  Beginning of year                                             6,824,081    6,676,782
                                                              -----------   ----------
  End of year                                                 $13,588,603   $6,824,081
                                                              ===========   ==========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                                              EIGHT MONTHS
                                                               YEAR ENDED         ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                              -------------   -------------
                                                                  2001          2000 (1)
                                                              -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $  361,538      $  216,498
  Net realized loss on investment                                      --            (466)
  Change in unrealized appreciation                                29,489         220,421
                                                               ----------      ----------
  Net increase in net assets resulting from operations            391,027         436,453
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (363,524)       (214,984)
  Capital gains                                                        --              --
                                                               ----------      ----------
  Total distributions to shareholders                            (363,524)       (214,984)

CAPITAL SHARE TRANSACTIONS--Net                                   686,771       5,225,571
                                                               ----------      ----------
TOTAL INCREASE                                                    714,274       5,447,040
NET ASSETS
  Beginning of period                                           5,447,040              --
                                                               ----------      ----------
  End of period                                                $6,161,314      $5,447,040
                                                               ==========      ==========
Undistributed Net Investment Income                                    --      $    1,514
                                                               ==========      ==========

SMALL-CAP/MID-CAP PORTFOLIO

                                                                              EIGHT MONTHS
                                                               YEAR ENDED         ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                              -------------   -------------
                                                                  2001          2000 (1)
                                                              -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                         $    (6,272)    $  (19,182)
  Net realized loss on investment                                 (177,278)       (27,833)
  Change in unrealized depreciation                               (850,196)      (873,298)
                                                               -----------     ----------
  Net decrease in net assets resulting from operations          (1,033,746)      (920,313)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                --             --
  Capital gains                                                         --             --
                                                               -----------     ----------
  Total distributions to shareholders                                   --             --

CAPITAL SHARE TRANSACTIONS--Net                                    251,905      2,753,363
                                                               -----------     ----------
TOTAL INCREASE (DECREASE)                                         (781,841)     1,833,050
NET ASSETS
  Beginning of period                                            1,833,050             --
                                                               -----------     ----------
  End of period                                                $ 1,051,209     $1,833,050
                                                               ===========     ==========

(1) Commencement of operations was May 1, 2000.

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                                              EIGHT MONTHS
                                                               YEAR ENDED         ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                              -------------   -------------
                                                                  2001          2000 (1)
                                                              -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $ 2,023,011     $ 1,198,604
  Net realized loss on investment                                       (3)             --
  Change in unrealized depreciation                             (1,794,032)     (1,015,275)
                                                               -----------     -----------
  Net increase in net assets resulting from operations             228,976         183,329
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment loss--net                                          (2,035,055)     (1,191,133)
  Capital gains                                                         --              --
                                                               -----------     -----------
  Total distributions to shareholders                           (2,035,055)     (1,191,133)

CAPITAL SHARE TRANSACTIONS--Net                                  2,154,048      21,248,787
                                                               -----------     -----------
TOTAL INCREASE                                                     347,969      20,240,983
NET ASSETS
  Beginning of period                                           20,240,983              --
                                                               -----------     -----------
  End of period                                                $20,588,952     $20,240,983
                                                               ===========     ===========
Undistributed Net Investment Income                                     --     $     7,471
                                                               ===========     ===========

INTERNATIONAL STOCK PORTFOLIO

                                                                              EIGHT MONTHS
                                                               YEAR ENDED         ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                              -------------   -------------
                                                                  2001          2000 (1)
                                                              -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $    19,789     $    25,570
  Net realized gain (loss) on investment                          (244,715)          3,578
  Change in unrealized depreciation                               (702,629)     (1,026,878)
                                                               -----------     -----------
  Net decrease in net assets resulting from operations            (927,555)       (997,730)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                           (22,121)        (23,105)
  Capital gains                                                     (2,730)           (848)
                                                               -----------     -----------
  Total distributions to shareholders                              (24,851)        (23,953)

CAPITAL SHARE TRANSACTIONS--Net                                     58,681       5,045,481
                                                               -----------     -----------
TOTAL INCREASE (DECREASE)                                         (893,725)      4,023,798
NET ASSETS
  Beginning of period                                            4,023,798              --
                                                               -----------     -----------
  End of period                                                $ 3,130,073     $ 4,023,798
                                                               ===========     ===========
Undistributed Net Investment Income                            $       133     $     2,465
                                                               ===========     ===========

(1) Commencement of operations was May 1, 2000.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GROWTH PORTFOLIO

                                                                         YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------
                                                     2001           2000           1999           1998           1997
                                                 ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of Year         $  1.93        $  2.06        $  1.81        $  1.60        $  1.45
      Investment income--net                        0.02           0.03           0.02           0.02           0.03
      Net realized and unrealized gain (loss)
       on investments during the year              (0.33)         (0.09)          0.25           0.27           0.27
                                                 -------        -------        -------        -------        -------
               Total from investment operations    (0.31)         (0.06)          0.27           0.29           0.30
      Less distributions from
        Investment income--net                     (0.02)         (0.03)         (0.02)         (0.02)         (0.03)
        Capital gains                              --             (0.04)         --             (0.06)         (0.12)
                                                 -------        -------        -------        -------        -------
                            Total distributions    (0.02)         (0.07)         (0.02)         (0.08)         (0.15)
                                                 -------        -------        -------        -------        -------
      Net Asset Value, End of Year               $  1.60        $  1.93        $  2.06        $  1.81        $  1.60
                                                 =======        =======        =======        =======        =======
      Total return                                (16.12)%        (2.82)%        14.99 %        18.62 %        20.72 %
                                                 =======        =======        =======        =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)    $17,856        $20,550        $20,277        $15,702        $11,127
      Ratio of expenses with reimbursement to
       average net assets                           0.87 %         0.87 %         0.87 %         0.87 %         0.87 %
      Ratio of expenses without reimbursement
       to average net assets                        0.97 %         0.92 %         0.94 %         1.01 %         1.09 %
      Ratio of net investment income to average
       net assets                                   1.11 %         1.42 %         1.06 %         1.00 %         1.69 %
      Portfolio turnover rate                      33.57 %        17.36 %        20.96 %        25.75 %        45.37 %

EQUITY INCOME PORTFOLIO

                                                                         YEAR ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------------
                                                     2001           2000           1999           1998           1997
                                                 ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of Year         $  1.90        $  1.84        $  1.75        $  1.56        $  1.37
      Investment income--net                        0.03           0.04           0.03           0.02           0.03
      Net realized and unrealized gain (loss)
       on investments during the year              (0.25)          0.18           0.26           0.22           0.28
                                                 -------        -------        -------        -------        -------
               Total from investment operations    (0.22)          0.22           0.29           0.24           0.31
      Less distributions from
        Investment income--net                     (0.03)         (0.04)         (0.03)         (0.02)         (0.03)
        Capital gains                              (0.04)         (0.12)         (0.17)         (0.03)         (0.09)
                                                 -------        -------        -------        -------        -------
                            Total distributions    (0.07)         (0.16)         (0.20)         (0.05)         (0.12)
                                                 -------        -------        -------        -------        -------
      Net Asset Value, End of Year               $  1.61        $  1.90        $  1.84        $  1.75        $  1.56
                                                 =======        =======        =======        =======        =======
      Total return                                (11.79)%        12.00 %        17.09 %        15.85 %        22.41 %
                                                 =======        =======        =======        =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)    $21,153        $22,668        $19,874        $15,051        $ 9,783
      Ratio of expenses with reimbursement to
       average net assets                           0.90 %         0.92 %         0.93 %         0.93 %         0.93 %
      Ratio of expenses without reimbursement
       to average net assets                        0.90 %         0.92 %         0.94 %         0.99 %         1.10 %
      Ratio of net investment income to average
       net assets                                   1.69 %         1.94 %         1.49 %         1.44 %         1.91 %
      Portfolio turnover rate                      33.28 %        22.67 %        16.42 %        24.83 %        35.08 %

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

BALANCED PORTFOLIO

                                                                           YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                         2001          2000          1999          1998          1997
                                                     ------------   -----------   -----------   -----------   -----------
      Net Asset Value, Beginning of Year             $  1.45        $ 1.52        $ 1.54        $ 1.39        $ 1.27
      Investment income--net                            0.04          0.06          0.04          0.04          0.04
      Net realized and unrealized gain (loss) on
       investments during the year                     (0.11)         0.01          0.08          0.19          0.20
                                                     -------        ------        ------        ------        ------
                   Total from investment operations    (0.07)         0.07          0.12          0.23          0.24
      Less distributions from
        Investment income--net                         (0.04)        (0.06)        (0.04)        (0.04)        (0.05)
        Capital gains                                     --         (0.08)        (0.10)        (0.04)        (0.07)
                                                     -------        ------        ------        ------        ------
                                Total distributions    (0.04)        (0.14)        (0.14)        (0.08)        (0.12)
                                                     -------        ------        ------        ------        ------
      Net Asset Value, End of Year                   $  1.34        $ 1.45        $ 1.52        $ 1.54        $ 1.39
                                                     =======        ======        ======        ======        ======
      Total return                                     (4.55)%        4.13 %        8.00 %       16.58 %       18.80 %
                                                     =======        ======        ======        ======        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)        $10,157        $9,807        $9,563        $7,827        $5,595
      Ratio of expenses with reimbursement to
       average net assets                               0.90 %        0.90 %        0.90 %        0.90 %        0.90 %
      Ratio of expenses without reimbursement to
       average net assets                               1.07 %        1.08 %        1.14 %        1.24 %        1.30 %
      Ratio of net investment income to average net
       assets                                           2.89 %        3.51 %        2.89 %        2.79 %        3.43 %
      Portfolio turnover rate                          16.49 %       13.41 %       31.53 %       14.14 %       23.02 %

MONEY MARKET PORTFOLIO

                                                                           YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                         2001          2000          1999          1998          1997
                                                     ------------   -----------   -----------   -----------   -----------
      Net Asset Value, Beginning of Year             $  1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
      Investment income--net                            0.03          0.05          0.04          0.05          0.05
                                                     -------        ------        ------        ------        ------
                   Total from investment operations     0.03          0.05          0.04          0.05          0.05
      Less distributions from
        Investment income--net                         (0.03)        (0.05)        (0.04)        (0.05)        (0.05)
                                                     -------        ------        ------        ------        ------
                                Total distributions    (0.03)        (0.05)        (0.04)        (0.05)        (0.05)
                                                     -------        ------        ------        ------        ------
      Net Asset Value, End of Year                   $  1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                     =======        ======        ======        ======        ======
      Total return                                      3.07 %        5.51 %        4.26 %        4.65 %        4.78 %
                                                     =======        ======        ======        ======        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)        $13,589        $6,824        $6,677        $4,354        $2,821
      Ratio of expenses with reimbursement to
       average net assets                               0.87 %        0.87 %        0.87 %        0.87 %        0.87 %
      Ratio of expenses without reimbursement to
       average net assets                               1.03 %        1.18 %        1.28 %        1.37 %        1.23 %
      Ratio of net investment income to average net
       assets                                           2.82 %        5.37 %        4.20 %        4.55 %        4.62 %

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GOVERNMENT BOND PORTFOLIO

                                                                                      PERIOD FROM
                                                                        YEAR        MAY 1, 2000 (1)
                                                                        ENDED              TO
                                                                    DECEMBER 31,      DECEMBER 31,
                                                                    -------------   ----------------
                                                                        2001              2000
                                                                    -------------   ----------------
      Net Asset Value, Beginning of Period                             $ 1.04          $ 1.00
      Investment income--net                                             0.07            0.04
      Net realized and unrealized gain on investments during the
       period                                                            0.01            0.04
                                                                       ------          ------
                                  Total from investment operations       0.08            0.08
      Less distributions from
        Investment income--net                                          (0.07)          (0.04)
        Capital gains                                                  --              --
                                                                       ------          ------
                                               Total distributions      (0.07)          (0.04)
                                                                       ------          ------
      Net Asset Value, End of Period                                   $ 1.05          $ 1.04
                                                                       ======          ======
      Total return                                                       7.33 %          8.29 %**
                                                                       ======          ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                        $6,161          $5,447
      Ratio of expenses with reimbursement to average net assets         0.64 %          0.80 %*
      Ratio of expenses without reimbursement to average net
       assets                                                            1.04 %          0.96 %*
      Ratio of net investment income to average net assets               6.26 %          6.21 %*
      Portfolio turnover rate                                           22.68 %          7.82 %

SMALL-CAP/MID-CAP PORTFOLIO

                                                                                      PERIOD FROM
                                                                        YEAR        MAY 1, 2000 (1)
                                                                        ENDED              TO
                                                                    DECEMBER 31,      DECEMBER 31,
                                                                    -------------   ----------------
                                                                        2001              2000
                                                                    -------------   ----------------
      Net Asset Value, Beginning of Period                             $ 0.66           $ 1.00
      Investment loss--net                                             --                (0.01)
      Net realized and unrealized loss on investments during the
       period                                                           (0.36)           (0.33)
                                                                       ------           ------
                                  Total from investment operations      (0.36)           (0.34)
      Less distributions from
        Investment income--net                                         --               --
        Capital gains                                                  --               --
                                                                       ------           ------
                                               Total distributions       0.00             0.00
                                                                       ------           ------
      Net Asset Value, End of Period                                   $ 0.30           $ 0.66
                                                                       ======           ======
      Total return                                                     (54.55)%         (34.00)%**
                                                                       ======           ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                        $1,051           $1,833
      Ratio of expenses with reimbursement to average net assets         1.50 %           1.50 %*
      Ratio of expenses without reimbursement to average net
       assets                                                            2.82 %           2.00 %*
      Ratio of net investment loss to average net assets                (0.56)%          (1.19)%*
      Portfolio turnover rate                                           16.23 %           2.67 %

*  Ratios annualized

** Returns are not annualized

(1) Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

HIGH YIELD BOND PORTFOLIO

                                                                                      PERIOD FROM
                                                                        YEAR        MAY 1, 2000 (1)
                                                                        ENDED              TO
                                                                    DECEMBER 31,      DECEMBER 31,
                                                                    -------------   ----------------
                                                                        2001              2000
                                                                    -------------   ----------------
      Net Asset Value, Beginning of Period                             $  0.95         $  1.00
      Investment income--net                                              0.09            0.06
      Net realized and unrealized loss on investments during the
       period                                                            (0.09)          (0.05)
                                                                       -------         -------
                                  Total from investment operations        0.00            0.01
      Less distributions from
        Investment income--net                                           (0.09)          (0.06)
        Capital gains                                                   --              --
                                                                       -------         -------
                                               Total distributions       (0.09)          (0.06)
                                                                       -------         -------
      Net Asset Value, End of Period                                   $  0.86         $  0.95
                                                                       =======         =======
      Total return                                                        0.51 %          1.00 %**
                                                                       =======         =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                        $20,589         $20,241
      Ratio of expenses with reimbursement to average net assets          0.80 %          0.80 %*
      Ratio of expenses without reimbursement to average net
       assets                                                             0.93 %          0.88 %*
      Ratio of net investment income to average net assets                9.71 %          8.87 %*
      Portfolio turnover rate                                            12.18 %        --

INTERNATIONAL STOCK PORTFOLIO

                                                                                      PERIOD FROM
                                                                        YEAR        MAY 1, 2000 (1)
                                                                        ENDED              TO
                                                                    DECEMBER 31,      DECEMBER 31,
                                                                    -------------   ----------------
                                                                        2001              2000
                                                                    -------------   ----------------
      Net Asset Value, Beginning of Period                             $ 0.80           $ 1.00
      Investment income--net                                           --               --
      Net realized and unrealized loss on investments during the
       period                                                           (0.19)           (0.20)
                                                                       ------           ------
                                  Total from investment operations      (0.19)           (0.20)
      Less distributions from
        Investment income--net                                         --               --
        Capital gains                                                  --               --
                                                                       ------           ------
                                               Total distributions       0.00             0.00
                                                                       ------           ------
      Net Asset Value, End of Period                                   $ 0.61           $ 0.80
                                                                       ======           ======
      Total return                                                     (23.11)%         (19.52)%**
                                                                       ======           ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                        $3,130           $4,024
      Ratio of expenses with reimbursement to average net assets         1.10 %           1.10 %*
      Ratio of expenses without reimbursement to average net
       assets                                                            1.54 %           1.37 %*
      Ratio of net investment income to average net assets               0.57 %           0.84 %*
      Portfolio turnover rate                                           18.74 %           6.18 %

*  Ratios annualized

** Returns are not annualized

(1) Commencement of operations.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  December 31, 2001
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced and Money Market Portfolios, which commenced operations March 1, 1991. On May 1, 2000 four new portfolios were added; they are the Government Bond Portfolio, Small-Cap/Mid-Cap Portfolio, High Yield Bond Portfolio and the International Stock Portfolio.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

INVESTMENT VALUATIONS:

GROWTH, EQUITY INCOME, BALANCED, GOVERNMENT BOND, SMALL-CAP/MID-CAP, HIGH YIELD BOND AND INTERNATIONAL STOCK PORTFOLIOS
Investments listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

MONEY MARKET PORTFOLIO
Investments are valued at amortized cost (premiums and discounts are amortized on a straight-line basis), which has been determined by the Fund's Board of Directors to closely approximate the fair value of such securities. The Fund intends to maintain a continuous net asset value per share of $1.00, rounded to the nearest cent.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

RECLASSIFICATION OF CAPITAL ACCOUNTS:
The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended December 31, 2001, the Small-Cap/Mid-Cap Portfolio decreased paid-in capital by $6,272 due to the Fund experiencing a net investment loss during the year. Accumulated net realized gain on investments and net assets were not affected by this change.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

FEDERAL INCOME TAXES:
For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 2001, the Growth Portfolio had a capital loss carryforward of $529,670 that will expire in 2009, the Government Bond Portfolio had a capital loss carryforward of $466 that will expire in 2008, the Small-Cap/Mid-Cap Portfolio had capital loss carryforwards of $205,111 of which $177,278 will expire in 2009 and $27,833 that will expire in 2008 and the International Stock Portfolio had a capital loss carryforward of $244,715 that will expire in 2009.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value. The Fund repurchases its shares at net asset value. Dividends and other distributions are recorded by the Fund on the ex-dividend date and may be reinvested at net asset value. For the Money Market Portfolio, distributions are computed daily and distributed monthly.

EXPENSES:
Operating expenses directly attributable to a portfolio are charged to that portfolio's operations. Expenses of the Fund, which are not directly attributable to the operations of any portfolio, are prorated among all portfolios of the Fund based on the relative net assets of each portfolio.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                           INVESTMENT
                                            ADVISORY    SERVICE
                                              FEE         FEE
Growth                                        0.50%      0.25%
Equity Income                                 0.50%      0.25%
Balanced                                      0.50%      0.25%
Money Market                                  0.50%      0.25%
Government Bond                               0.50%      0.25%
Small-Cap/Mid-Cap                             1.25%      0.25%
High Yield Bond                               0.55%      0.25%
International Stock                           0.75%      0.25%

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including outside director's fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

All offering and organization costs were paid by American National. Effective May 1, 1994, SM&R has agreed to reimburse the Fund for expenses of any kind (exclusive of interest, commissions and other expenses incidental to portfolio transactions) which exceed the following percentages of each portfolio's average daily net assets:

Growth                              0.87%
Equity Income                       0.93%
Balanced                            0.90%
Money Market                        0.87%
Government Bond                     0.35%
Small-Cap/Mid-Cap                   1.50%
High Yield Bond                     0.80%
International Stock                 1.10%

Prior to May 1, 1994, the reimbursement percentage was 1.50% of each portfolio's average daily net assets.

As of December 31, 2001, SM&R and American National had the following ownership in the Portfolios:

                                                              AMERICAN NATIONAL                AMERICAN NATIONAL
                                    SM&R                      CORPORATE ACCOUNTS               SEPARATE ACCOUNTS
                        -----------------------------   ------------------------------   -----------------------------
                                    PERCENT OF SHARES                PERCENT OF SHARES               PERCENT OF SHARES
                         SHARES        OUTSTANDING        SHARES        OUTSTANDING       SHARES        OUTSTANDING
Growth                    192,944         1.73%          2,821,641        25.24%         8,162,656        73.03%
Equity Income             461,719         3.52%          3,284,798        25.04%         9,372,342        71.44%
Balanced                  340,523         4.50%          3,172,296        41.87%         4,063,532        53.63%
Money Market            7,830,288        57.62%          2,673,982        19.68%         3,084,333        22.70%
Government Bond           100,054         1.71%          5,534,451        94.51%           221,645         3.78%
Small-Cap/Mid-Cap         508,857        14.47%          2,000,000        56.87%         1,008,154        28.66%
High Yield Bond            82,400         0.35%         23,608,948        99.14%           122,726         0.51%
International Stock     1,564,166        30.45%          3,550,252        69.13%            21,456         0.42%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper, were as follows:

                                     PURCHASES      SALES
Growth                               $9,883,511   $4,688,603
Equity Income                        $9,684,867   $6,529,044
Balanced                             $3,615,356   $1,271,263
Government Bond                      $1,502,344   $1,100,000
Small-Cap/Mid-Cap                    $  507,040   $  146,581
High Yield Bond                      $3,983,750   $2,140,360
International Stock                  $  943,291   $  603,666

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Gross unrealized appreciation and depreciation as of December 31, 2001 were as follows:

                                     APPRECIATION   DEPRECIATION
Growth                                $3,421,483     $1,170,274
Equity Income                         $2,786,573     $1,305,316
Balanced                              $  885,488     $  374,659
Government Bond                       $  269,777     $   19,867
Small-Cap/Mid-Cap                     $   15,400     $1,738,894
High Yield Bond                       $  760,534     $3,569,841
International Stock                   $   63,885     $1,793,392

NOTE 4--CAPITAL STOCK

GROWTH PORTFOLIO

                                                                        YEAR ENDED                        YEAR ENDED
                                                                    DECEMBER 31, 2001                 DECEMBER 31, 2000
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                          1,218,673   $  2,064,362          1,389,560   $  2,850,063
  Investment income dividends reinvested                            130,779        205,322            155,664        295,761
  Distributions from net realized gains reinvested                  --             --                 225,800        437,606
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                       1,349,452      2,269,684          1,771,024      3,583,430
  Redemptions of capital shares                                    (817,845)    (1,382,403)          (962,976)    (1,983,968)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                        531,607   $    887,281            808,048   $  1,599,462
                                                                              ============                      ============
  Shares outstanding at beginning of year                        10,645,634                         9,837,586
                                                                -----------                       -----------
  Shares outstanding at end of year                              11,177,241                        10,645,634
                                                                ===========                       ===========
  The components of net assets at December 31, 2001, are as
    follows:
  Capital Stock--11,177,241 shares of $.01 par value
    outstanding (115,000,000 authorized) (par and additional
    paid-in capital)                                                          $ 16,379,618
  Accumulated net realized loss on investments                                    (775,293)
  Net unrealized appreciation of investments                                     2,251,209
                                                                              ------------
  Net Assets                                                                  $ 17,855,534
                                                                              ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

EQUITY INCOME PORTFOLIO

                                                                        YEAR ENDED                        YEAR ENDED
                                                                    DECEMBER 31, 2001                 DECEMBER 31, 2000
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                          1,722,999   $  3,070,271          1,282,694   $  2,492,807
  Investment income dividends reinvested                            233,706        374,091            221,383        411,773
  Distributions from net realized gains reinvested                  282,104        451,367            699,199      1,312,977
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                       2,238,809      3,895,729          2,203,276      4,217,557
  Redemptions of capital shares                                  (1,024,244)    (1,801,466)        (1,108,220)    (2,129,654)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                      1,214,565   $  2,094,263          1,095,056   $  2,087,903
                                                                              ============                      ============
  Shares outstanding at beginning of year                        11,904,294                        10,809,238
                                                                -----------                       -----------
  Shares outstanding at end of year                              13,118,859                        11,904,294
                                                                ===========                       ===========
  The components of net assets at December 31, 2001, are as
    follows:
  Capital Stock--13,118,859 shares of $.01 par value
    outstanding (120,000,000 authorized) (par and additional
    paid-in capital)                                                          $ 19,665,959
  Accumulated net realized gain on investments                                       5,641
  Net unrealized appreciation of investments                                     1,481,257
                                                                              ------------
  Net Assets                                                                  $ 21,152,857
                                                                              ============

BALANCED PORTFOLIO

                                                                        YEAR ENDED                        YEAR ENDED
                                                                    DECEMBER 31, 2001                 DECEMBER 31, 2000
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                          1,149,086   $  1,602,388            728,660   $  1,140,072
  Investment income dividends reinvested                            219,776        292,331            241,107        347,193
  Distributions from net realized gains reinvested                   20,266         26,954            323,674        468,722
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                       1,389,128      1,921,673          1,293,441      1,955,987
  Redemptions of capital shares                                    (553,650)      (769,167)          (839,733)    (1,325,940)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                        835,478   $  1,152,506            453,708   $    630,047
                                                                              ============                      ============
  Shares outstanding at beginning of year                         6,740,873                         6,287,165
                                                                -----------                       -----------
  Shares outstanding at end of year                               7,576,351                         6,740,873
                                                                ===========                       ===========
  The components of net assets at December 31, 2001, are as
    follows:
  Capital Stock--7,576,351 shares of $.01 par value
    outstanding (115,000,000 authorized) (par and additional
    paid-in capital)                                                          $  9,645,382
  Accumulated net realized gain on investments                                         329
  Net unrealized appreciation of investments                                       510,829
                                                                              ------------
  Net Assets                                                                  $ 10,156,540
                                                                              ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

MONEY MARKET PORTFOLIO

                                                                        YEAR ENDED                        YEAR ENDED
                                                                    DECEMBER 31, 2001                 DECEMBER 31, 2000
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                         35,943,273   $ 35,943,273         16,405,281   $ 16,405,281
  Investment income dividends reinvested                            247,634        247,634            328,740        328,740
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                      36,190,907     36,190,907         16,734,021     16,734,021
  Redemptions of capital shares                                 (29,426,385)   (29,426,385)       (16,586,722)   (16,586,722)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                      6,764,522   $  6,764,522            147,299   $    147,299
                                                                              ============                      ============
  Shares outstanding at beginning of year                         6,824,081                         6,676,782
                                                                -----------                       -----------
  Shares outstanding at end of year                              13,588,603                         6,824,081
                                                                ===========                       ===========
  The components of net assets at December 31, 2001, are as
    follows:
  Capital Stock--13,588,603 shares of $.01 par value
    outstanding (1,050,000,000 authorized) (par and additional
    paid-in capital)                                                          $ 13,588,603
                                                                              ------------
  Net Assets                                                                  $ 13,588,603
                                                                              ============

GOVERNMENT BOND PORTFOLIO

                                                                        YEAR ENDED                    EIGHT MONTHS ENDED
                                                                    DECEMBER 31, 2001                 DECEMBER 31, 2000
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                            353,890   $    388,406          5,013,367   $  5,014,009
  Investment income dividends reinvested                            346,135        363,524            206,716        214,984
  Distributions from net realized gains reinvested                  --             --                 --             --
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                         700,025        751,930          5,220,083      5,228,993
  Redemptions of capital shares                                     (60,668)       (65,159)            (3,290)        (3,422)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                        639,357   $    686,771          5,216,793   $  5,225,571
                                                                              ============                      ============
  Shares outstanding at beginning of period                       5,216,793                           --
                                                                -----------                       -----------
  Shares outstanding at end of period                             5,856,150                         5,216,793
                                                                ===========                       ===========
  The components of net assets at December 31, 2001, are as
    follows:
  Capital Stock--5,856,150 shares of $.01 par value
    outstanding (15,000,000 authorized) (par and additional
    paid-in capital)                                                          $  5,911,870
  Accumulated net realized loss on investments                                        (466)
  Net unrealized appreciation of investments                                       249,910
                                                                              ------------
  Net Assets                                                                  $  6,161,314
                                                                              ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

SMALL-CAP/MID-CAP PORTFOLIO

                                                                        YEAR ENDED                    EIGHT MONTHS ENDED
                                                                    DECEMBER 31, 2001                 DECEMBER 31, 2000
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                            974,479   $    354,726          2,787,061   $  2,768,876
  Investment income dividends reinvested                            --             --                 --             --
  Distributions from net realized gains reinvested                  --             --                 --             --
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                         974,479        354,726          2,787,061      2,768,876
  Redemptions of capital shares                                    (221,266)      (102,821)           (23,263)       (15,513)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                        753,213   $    251,905          2,763,798   $  2,753,363
                                                                              ============                      ============
  Shares outstanding at beginning of period                       2,763,798                           --
                                                                -----------                       -----------
  Shares outstanding at end of period                             3,517,011                         2,763,798
                                                                ===========                       ===========
  The components of net assets at December 31, 2001, are as
    follows:
  Capital Stock--3,517,011 shares of $.01 par value
    outstanding (10,000,000 authorized) (par and additional
    paid-in capital)                                                          $  2,979,814
  Accumulated net realized loss on investments                                    (205,111)
  Net unrealized depreciation of investments                                    (1,723,494)
                                                                              ------------
  Net Assets                                                                  $  1,051,209
                                                                              ============

HIGH YIELD BOND PORTFOLIO

                                                                        YEAR ENDED                    EIGHT MONTHS ENDED
                                                                    DECEMBER 31, 2001                 DECEMBER 31, 2000
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                            158,664   $    151,741         20,057,997   $ 20,057,763
  Investment income dividends reinvested                          2,365,603      2,035,055          1,267,163      1,191,133
  Distributions from net realized gains reinvested                  --             --                 --             --
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                       2,524,267      2,186,796         21,325,160     21,248,896
  Redemptions of capital shares                                     (35,243)       (32,748)              (110)          (109)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                      2,489,024   $  2,154,048         21,325,050   $ 21,248,787
                                                                              ============                      ============
  Shares outstanding at beginning of period                      21,325,050                           --
                                                                -----------                       -----------
  Shares outstanding at end of period                            23,814,074                        21,325,050
                                                                ===========                       ===========
  The components of net assets at December 31, 2001, are as
    follows:
  Capital Stock--23,814,074 shares of $.01 par value
    outstanding (40,000,000 authorized) (par and additional
    paid-in capital)                                                          $ 23,398,262
  Accumulated net realized loss on investments                                          (3)
  Net unrealized depreciation of investments                                    (2,809,307)
                                                                              ------------
  Net Assets                                                                  $ 20,588,952
                                                                              ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

INTERNATIONAL STOCK PORTFOLIO

                                                                        YEAR ENDED                    EIGHT MONTHS ENDED
                                                                    DECEMBER 31, 2001                 DECEMBER 31, 2000
                                                                --------------------------        --------------------------
                                                                  SHARES         AMOUNT             SHARES         AMOUNT
                                                                -----------   ------------        -----------   ------------
  Sale of capital shares                                          4,547,417   $  3,116,319          5,025,201   $  5,021,569
  Investment income dividends reinvested                             37,639         22,121             28,881         23,105
  Distributions from net realized gains reinvested                    4,789          2,730              1,061            848
                                                                -----------   ------------        -----------   ------------
  Subtotals                                                       4,589,845      3,141,170          5,055,143      5,045,522
  Redemptions of capital shares                                  (4,509,064)    (3,082,489)               (50)           (41)
                                                                -----------   ------------        -----------   ------------
  Net increase in capital shares outstanding                         80,781   $     58,681          5,055,093   $  5,045,481
                                                                              ============                      ============
  Shares outstanding at beginning of period                       5,055,093                           --
                                                                -----------                       -----------
  Shares outstanding at end of period                             5,135,874                         5,055,093
                                                                ===========                       ===========
  The components of net assets at December 31, 2001, are as
    follows:
  Capital Stock--5,135,874 shares of $.01 par value
    outstanding (20,000,000 authorized) (par and additional
    paid-in capital)                                                          $  5,104,162
  Undistributed net investment income                                                  133
  Accumulated net realized loss on investments                                    (244,715)
  Net unrealized depreciation of investments                                    (1,729,507)
                                                                              ------------
  Net Assets                                                                  $  3,130,073
                                                                              ============

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
American National Investment Accounts, Inc.

We have audited the accompanying statements of assets and liabilities of American National Investment Accounts, Inc. (comprised of Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios), including the schedule of investments as of December 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000 and the year ended December 31, 2001) and the financial highlights for each of the five years in the period then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000 and the year ended December 31, 2001). These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American National Investment Accounts, Inc. as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000 and the year ended December 31, 2001), and the financial highlights for each of the five years in the period then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000 and the year ended December 31, 2001), in conformity with accounting principles generally accepted in the United States of America.

                                                   Tait, Weller & Baker

Philadelphia, Pennsylvania
February 1, 2002

SUPPLEMENTAL INFORMATION
(Unaudited)

Information pertaining to the Directors of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request by calling (800) 231-4639.

INDEPENDENT DIRECTORS

                                                                                                     NUMBER OF
                                                                              PRINCIPAL            PORTFOLIOS IN
                                                   TERM OF OFFICE           OCCUPATION(S)          FUND COMPLEX
       NAME, ADDRESS,          POSITION(S) HELD    AND LENGTH OF            DURING PAST 5           OVERSEEN BY
           AND AGE                 WITH FUND        TIME SERVED                 YEARS                DIRECTOR
-----------------------------  -----------------   --------------   -----------------------------  -------------
Ernest S. Barratt, Ph.D.        Director            Indefinite      Marie B. Gale Professor in         19
2450 South Shore Blvd.,                             Since 8/90      Psychiatry, Professor and
League City, TX 77573                                               Chief, Psychodiagnostic
Age 76                          Audit Committee     Indefinite      Service and Cognitive
                                                    Since 12/97     Neuroscopic Laboratory,
                                                                    Department of Psychiatry and
                                                                    Behavioral Sciences,
                                                                    University of Texas Medical
                                                                    Branch

Jack T. Currie                  Director            Indefinite      Personal Investments               19
2450 South Shore Blvd.,                             Since 9/00
League City, TX 77573
Age 73                          Audit Committee     Indefinite
                                                    Since 11/00

Edwin K. Nolan                  Director            Indefinite      Investor and Attorney, Law         19
2450 South Shore Blvd.,                             Since 11/97     Offices, Edwin K. Nolan, P.C.
League City, TX 77573
Age 58                          Nominating          Indefinite
                                Committee           Since 11/00

Robert V. Shattuck              Director            Indefinite      Attorney, Law Offices, Robert      19
2450 South Shore Blvd.,                             Since 11/97     V. Shattuck, Jr.
League City, TX 77573
Age 60                          Nominating          Indefinite
                                Committee           Since 11/00

Donald P. Stevens               Director            Indefinite      Assistant to the President         19
2450 South Shore Blvd.,                             Since 9/00      for Governmental Relations of
League City, TX 77573                                               the University of Texas
Age 54                          Nominating          Indefinite      Medical Branch, Galveston, TX
                                Committee           Since 11/00

Steven H. Stubbs                Director            Indefinite      President and Director of          19
2450 South Shore Blvd.,                             Since 9/00      Dancing Rabbit Press, Inc.
League City, TX 77573
Age 64

Jamie G. Williams               Director            Indefinite      Academic Language Therapist        19
2450 South Shore Blvd.,                             Since 11/97     and Educational Consultant
League City, TX 77573
Age 55                          Audit Committee     Indefinite
                                Chairman            Since 11/00

Frank P. Williamson             Director            Indefinite      Retired, Owner of                  19
2450 South Shore Blvd.,                             Since 11/97     Professional Pharmacy
League City, TX 77573
Age 69


                                           OTHER
       NAME, ADDRESS,                  DIRECTORSHIPS
           AND AGE                   HELD BY DIRECTOR
-----------------------------  -----------------------------
Ernest S. Barratt, Ph.D.       Director of SM&R
2450 South Shore Blvd.,        Investments, Inc., another
League City, TX 77573          investment company advised by
Age 76                         SM&R.

Jack T. Currie                 Director of SM&R
2450 South Shore Blvd.,        Investments, Inc., another
League City, TX 77573          investment company advised by
Age 73                         SM&R.

Edwin K. Nolan                 Director of SM&R
2450 South Shore Blvd.,        Investments, Inc., another
League City, TX 77573          investment company advised by
Age 58                         SM&R.

                               Director/Owner of Canyon Lake
                               Aviation, Inc.

                               Director of Hancock Mini
                               Mart, Inc.
Robert V. Shattuck             Director of SM&R
2450 South Shore Blvd.,        Investments, Inc., another
League City, TX 77573          investment company advised by
Age 60                         SM&R.

Donald P. Stevens              Director of SM&R
2450 South Shore Blvd.,        Investments, Inc., another
League City, TX 77573          investment company advised by
Age 54                         SM&R.

Steven H. Stubbs               Director of SM&R
2450 South Shore Blvd.,        Investments, Inc., another
League City, TX 77573          investment company advised by
Age 64                         SM&R.

                               Director of Neshoba County
                               Philadelphia Historical
                               Museum, Inc.
Jamie G. Williams              Director of SM&R
2450 South Shore Blvd.,        Investments, Inc., another
League City, TX 77573          investment company advised by
Age 55                         SM&R.

Frank P. Williamson            Director of SM&R
2450 South Shore Blvd.,        Investments, Inc., another
League City, TX 77573          investment company advised by
Age 69                         SM&R.

INTERESTED DIRECTORS

                                                                                           NUMBER OF
                                                                      PRINCIPAL          PORTFOLIOS IN
                                              TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX             OTHER
     NAME, ADDRESS,       POSITION(S) HELD    AND LENGTH OF         DURING PAST 5         OVERSEEN BY         DIRECTORSHIPS
        AND AGE               WITH FUND        TIME SERVED              YEARS              DIRECTOR          HELD BY DIRECTOR
------------------------  -----------------   --------------   ------------------------  -------------   ------------------------
Michael W. McCroskey       Director            Indefinite      President, CEO, Director      19          Director of SM&R Invest-
2450 South Shore Blvd.,                        Since 8/94      and member of Executive                   ments, Inc., another
League City, TX 77573                                          Committee of SM&R                         investment company
Age 58                                                                                                   advised by SM&R.
                                                               Executive Vice President
                                                               of American National                      Director and President
                                                               Insurance Company                         of ANREM Corporation
                                                                                                         President and Director
                                                                                                         of ANTAC Corporation
                                                                                                         Director of
                                                                                                         Comprehensive In-
                                                                                                         vestment Services, Inc.

Lea McLeod Matthews        Director            Indefinite      Senior Communications         19          Director of SM&R Invest-
2450 South Shore Blvd.,                        Since 8/94      Specialist, Texas                         ments, Inc., another
League City, TX 77573                                          Guaranteed Student Loan                   investment company
Age 39                                                         Corporation                               advised by SM&R.
                                                                                                         Director of Garden State
                                                                                                         Life Insurance Company

Ann McLeod Moody           Director            Indefinite      Homemaker, Personal           19          Director of SM&R Invest-
2450 South Shore Blvd.,                        Since 11/97     Investments                               ments, Inc., another
League City, TX 77573                                                                                    investment company
Age 64                                                                                                   advised by SM&R.
                                                                                                         Director of Moody Gar-
                                                                                                         dens, Inc.
                                                                                                         Director of The Westcap
                                                                                                         Corporation


                           INTERESTED
     NAME, ADDRESS,         DIRECTOR
        AND AGE           RELATIONSHIP
------------------------  ------------
Michael W. McCroskey         (1)
2450 South Shore Blvd.,
League City, TX 77573
Age 58
Lea McLeod Matthews          (2)
2450 South Shore Blvd.,
League City, TX 77573
Age 39
Ann McLeod Moody             (3)
2450 South Shore Blvd.,
League City, TX 77573
Age 64

(1) Mr. McCroskey serves as an officer and director of SM&R, the Fund's investment adviser. He also serves as an officer of SM&R's parent company, American National Insurance Company ("American National").

(2) Ms. Matthews is the step-daughter of Robert L. Moody. Mr. Moody is the Chairman of the Board and Chief Executive Officer of American National, the parent of the Fund's investment adviser. Mr. Moody is also a trustee of The Moody Foundation, a charitable foundation established for charitable and educational purposes, which owns approximately 23.6% of the outstanding common shares of American National, and he serves as Chairman of the Board, President and Chief Executive Officer of The Moody National Bank of Galveston (the "Bank"), which, in its capacity as trustee and custodian, votes approximately 43.63% of the outstanding common shares of American National. Mr. Moody is also the President and a director of the companies owning the controlling interests in such bank, and he is a life income beneficiary of one of such trusts.

    Ms. Matthews is the daughter of Fund director Ann McLeod Moody.

(3) Ms. Moody is the spouse of Robert L. Moody. See footnote 2 above.

    Ms. Moody is the mother of Fund director Lea McLeod Matthews.

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969

FIRST-CLASS MAIL
U.S. POSTAGE
PAID
PERMIT NO. 89
GALVESTON, TEXAS
                            A N N U A L  R E P O R T

                             AMERICAN
                             NATIONAL
                             INVESTMENT
                             ACCOUNTS
                             INC.

                                          / / GROWTH PORTFOLIO
                                          / / EQUITY INCOME PORTFOLIO
                                          / / BALANCED PORTFOLIO
                                          / / MONEY MARKET PORTFOLIO
                                          / / GOVERNMENT BOND PORTFOLIO
                                          / / SMALL-CAP/MID-CAP PORTFOLIO
                                          / / HIGH YIELD BOND PORTFOLIO
                                          / / INTERNATIONAL STOCK PORTFOLIO

                                          ANNUAL REPORT
                                          DECEMBER 31, 2001

                                          "The financial statements contained
                                          herein are included for the general
                                          information of our shareholders. This
                                          report is not authorized for
                                          distribution to prospective investors
                                          unless preceded or accompanied by an
                                          effective prospectus."

                                       Form 9429
                                       02/02